UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from August 15, 2024 to February 14, 2025

Name of Registrant, State of Incorporation, Address Of Principal Executive Offices, Telephone Number, Commission File No., IRS Employer Identification No.
PNM Energy Transition Bond Company I, LLC
(Issuing Entity)
(A Delaware limited liability company)
414 Silver Ave. SW
Albuquerque, New Mexico 87102-3289
Telephone Number - (505) 241-2700
Commission File No. - 333-274433-01
IRS Employer Identification No. - 95-3095291

Public Service Company of New Mexico
(Depositor and Sponsor)
(A New Mexico Corporation)
414 Silver Ave. SW
Albuquerque, New Mexico 87102-3289
Telephone Number - (505) 241-2700
Commission File No. - 001-06986
IRS Employer Identification No. - 85-0019030

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b))
Senior Secured Energy Transition Bonds, Series A, Tranche A-1	☐	☐	☑
Senior Secured Energy Transition Bonds, Series A, Tranche A-2	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes	☑	No	☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is February 14, 2025.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated November 7, 2023, of PNM Energy Transition Bond Company I, LLC (Issuing Entity) relating to the Senior Secured Energy Transition Bonds, Series A (Bonds) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on November 9, 2023.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the February 15, 2025 distribution date.

The following items have been omitted pursuant to General Instruction C of Form 10-D:

•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.

U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.)

(the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans, which remains pending.

U.S. Bank denies liability in the NCMSLT Action and believes it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs and that it has meritorious defenses. It has contested and intends to continue contesting the plaintiffs’ claims vigorously.

Item 3. Sales of Securities and Use of Proceeds.

None.

The following items have been omitted pursuant to General Instruction C of Form 10-D:

•Item 4. Defaults Upon Senior Securities.
•Item 5. [Reserved]
•Item 6. Significant Obligors of Pool Assets.
•Item 7. Change in Sponsor Interest in the Securities.
•Item 8. Significant Enhancement Provider Information.

Item 9. Other Information.

None.

Item 10. Exhibits.

Exhibits filed herein are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description

3.1
Certificate of Formation of PNM Energy Transition Bond Company I, LLC (filed with the Registration Statement on Form SF-1 of Public Service Company of New Mexico (File No. 333-274433) on September 8, 2023)

3.2
Amended and Restated Limited Liability Company Agreement of PNM Energy Transition Bond Company I, LLC dated and effective as of November 7, 2023 (incorporated by reference to Exhibit 3.2 to the Current Report on Form 8-K filed November 8, 2023)

4.1
Indenture, dated as of November 15, 2023, among PNM Energy Transition Bond Company I, LLC, U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (incorporated by reference to Exhibit 4.1 to the Current Report on Form 8-K filed November 15, 2023)

4.2
Series Supplement, dated as of November 15, 2023, among PNM Energy Transition Bond Company I, LLC. U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (incorporated by reference to Exhibit 4.2 to the Current Report on Form 8-K filed November 15, 2023)

10.1
Energy Transition Property Servicing Agreement, dated as of November 15, 2023, by and between Public Service Company of New Mexico and PNM Energy Transition Bond Company I, LLC (incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed November 15, 2023)

10.2
Energy Transition Property Purchase and Sale Agreement, dated as of November 15, 2023, by and between Public Service Company of New Mexico and PNM Energy Transition Bond Company I, LLC (incorporated by reference to Exhibit 10.2 to the Current Report on Form 8-K filed November 15, 2023)

10.3
Administrative Agreement, dated as of November 15, 2023, by and between Public Service Company of New Mexico and PNM Energy Transition Bond Company I, LLC (incorporated by reference to Exhibit 10.3 to the Current Report on Form 8-K filed November 15, 2023)

*99.1	Semi-annual Servicer’s Certificate relating to the Bonds, dated February 21, 2025.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

PNM ENERGY TRANSITION BOND COMPANY I, LLC
(Issuing Entity)

By: Public Service Company of New Mexico, as Servicer

Date:	February 21, 2025	/s/ Gerald R. Bischoff
Gerald R. Bischoff
Vice President and Corporate Controller
(Officer duly authorized to sign this report)